ORGANIZATION AND NATURE OF OPERATIONS (Details) (CNY)	12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Oct. 01, 2011 Motel 168 [Member]	Oct. 01, 2011 Motel 168 [Member] Ordinary Shares [Member]	Dec. 31, 2012 Home Inns & Hotels Management Inc.	Apr. 30, 2002 Home Inns Beijing [Member] Home Inns HK [Member]	Apr. 30, 2002 Home Inns Beijing [Member] BTG [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Incorporation date						May 30, 2006
Percentage of owned equity interest by Home Inns HK							55.00%
Percentage of owned equity interest by BTG								45.00%
Percentage of equity acquired				100.00%
Total purchase price				2,869,045,000
Purchase price, in cash consideration				2,201,731,000
Value of ordinary shares issued as consideration for acquisition					667,314,000
Purchase price, in shares consideration, number of ordinary shares					8,149,616
Lease payment term, rental holiday		3 months	6 months
Lease payment term, fixed rent term		3 years	5 years
Lease payment term, interval between rent increase		3 years	5 years
Term of franchise agreement	5 years	5 years	8 years